Significant Accounting Policies (Details) - Schedule of liabilities measured at fair value on a recurring basis - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 146,975	$ 8,748,000	$ 1,544,112
Fair value of warrants issued			192,451
Changes in Fair value of warrants and capital note	(91,516)	(8,112,118)	7,011,437
Ending Balance	$ 55,459	146,975	$ 8,748,000
Allocation of the 8,000,000 warrants FV granted to former Jet CU shareholders to the consolidated statement of shareholders’ equity (deficit) as of September 23, 2021 in exchange for 5,428,572 additional ordinary shares		$ (488,907)